Note 18 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Total Obligations and Commitments	$ 496
Not later than one year [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	252
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	244
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	0
Later than five years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	0
Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Juanicipio [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Financing and consulting contractual commitments [member]
Statement Line Items [Line Items]
Contractual capital commitments	496
Financing and consulting contractual commitments [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	252
Financing and consulting contractual commitments [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	244
Financing and consulting contractual commitments [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0
Financing and consulting contractual commitments [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	$ 0

[1]	According to the operator, Fresnillo, contractual commitments including project development and for continuing operations and purchase orders issued for project capital, sustaining capital, and continuing operations total $21,776 ( December 31, 2023: $13,779), with respect to Juanicipio on a 100% basis as at December 31, 2024.